OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
OTHER CURRENT ASSETS.
Schedule of other current non-financial assets

in € thousand	12/31/2025	12/31/2024
Prepaid expenses	2,021	1,899
Advance payments on inventories	1,897	1,097
Restricted cash	0	59
Total other current non-financial assets	3,918	3,054